FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE [Abstract]
FAIR VALUE
NOTE P—FAIR VALUE

The following is a description of Capitol's valuation methodologies used to measure and disclose the fair values of its assets and liabilities on a recurring or nonrecurring basis:

Investment securities available for sale:  Securities available for sale are recorded at fair value on a recurring basis.  Fair value measurement is based on quoted prices, when available.  If quoted prices are not available, fair values are measured using independent pricing models.

Mortgage loans held for sale:  Mortgage loans held for sale are carried at the lower of aggregate cost or fair value and are measured on a nonrecurring basis.  Mortgage loans held for sale written down to fair value would be included in the table below (none at December 31, 2011 and 2010).  Fair value is based on independent quoted market prices, where applicable, or the prices for other whole mortgage loans with similar characteristics.

Portfolio loans:  The Corporation does not record portfolio loans at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to collateral-dependent loans are recorded to reflect partial write-downs or specific reserves based on the observable market price or current appraised value of the collateral or other estimates of fair value.

Other real estate owned:  At the time of foreclosure, foreclosed properties are adjusted to estimated fair value less estimated costs to sell upon transfer from portfolio loans to other real estate owned, establishing a new carrying value.  The Corporation subsequently adjusts fair value on other real estate owned on a nonrecurring basis to reflect partial write-downs based on the observable market price or current appraisal data.

Long-lived and indefinite lived assets:  The Corporation does not record long-lived or indefinite lived assets at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to a long-lived or indefinite asset are recorded to reflect partial write-downs based on the observable market price or other estimate of fair value in the event of impairment.

Fair value measurements for assets and liabilities where there exists limited or no observable market data and, therefore, which are based primarily upon estimates, are often calculated based on current pricing policy, the economic and competitive environment, the characteristics of the asset or liability and other such factors.  Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.  Additionally, there may be inherent weaknesses in any calculation technique and, further, changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

As of December 31, 2011 and 2010, there were no liabilities measured at fair value on either a recurring or nonrecurring basis.

Assets measured at fair value on a recurring basis as of December 31 were as follows (in $1,000s):

	2011		2010(1)
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:
United States treasury	$4,013	$4,013	$506	$506
United States government agencies	9,819	9,819	12,681	12,681
Mortgage-backed	10,972	10,972	1,924	1,924
Municipalities	278	278	378	378

	$25,082	$25,082	$15,489	$15,489

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Assets measured at fair value on a nonrecurring basis as of December 31 were as follows (in $1,000s):

	2011		2010(2)
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans (1)	$181,308	$181,308	$178,659	$178,659

Other real estate owned (1)	$100,463	$100,463	$101,497	$101,497

(1)	Represents carrying value based on the appraised value of the applicable collateral or other real estate owned or other estimates of fair value (less estimated cost to sell).
(2)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Many of Capitol's collateral-dependent impaired loans and other real estate owned are located in severely depressed real estate markets.  In those markets, appraisal data may be of limited usefulness in estimating fair value because comparable sale transactions are infrequent, not orderly and are often distressed or forced.  Further, such comparable sale transactions may be lower, or substantially less than amounts which could be realized in orderly (and not distressed or forced) sales between the owner/occupant and a future user of the property.

Updated appraisals are generally obtained when it has been determined that a collateral-dependent loan has become impaired or when it is likely a loan secured by real estate will be foreclosed.  Adjustments to the loan's carrying value (or requirements for an allocation of the allowance for loan losses) are made, when appropriate, after review of appraisal data or, in the absence of a recent appraisal, if market conditions significantly decline further.  The timing of when a collateral-dependent loan should be classified as a nonperforming credit is contingent upon several factors, including the performance of the loan, payment history and/or results of the bank's review of updated borrower financial information.

When a borrower's performance has deteriorated (for example, the borrower has become delinquent on required payments, the borrower's updated financial information received indicates adverse financial trends or sales/leasing activity is less than expected in the case of multi-unit properties), the loan will be downgraded and, if appropriate, an updated appraisal will be ordered.  In the period between a loan being recognized as impaired and receipt of an updated appraisal, the loan will be included within loss contingency pools, in conjunction with estimating the bank's requirements for its allowance for loan losses.  Upon receipt and review of updated appraisal data and after any further fair value analysis is completed, the loan will be further evaluated for appropriate write-down.  Generally, negative differences between appraised value, less the estimated cost to sell, and the related carrying value of the loans are charged to the allowance for loan losses, as a partial write-down/charge-off, on a timely basis after the appraisal has been received and reviewed.  Occasionally, additional potential loss amounts may be included if circumstances exist which may further adversely impact fair value estimates.  Internally-developed evaluations may be used when the amount of a loan is less than $250,000.  Internally-prepared evaluations may also be used when the most recent appraisal date is within a year to estimate the current effect of economic conditions or deterioration.  Updated fair value information is generally obtained at least annually for collateral-dependent loans and other real estate owned.

Carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows at December 31 (in $1,000s):

	2011			2010(2)
	Carrying Value	Estimated Fair Value		Carrying Value	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$387,224	$387,224		$421,344	$421,344
Loans held for sale	2,936	2,936		5,587	5,587
Investment securities:
Available for sale	25,082	25,082		15,489	15,489
Held for long-term investment	2,737	2,737		2,893	2,893
	27,819	27,819		18,382	18,382
Federal Home Loan Bank and Federal Reserve
Bank stock	13,514	13,514		15,205	15,205

Portfolio loans:
Loans secured by real estate:
Commercial	973,045	969,531		1,164,488	1,170,864
Residential (including multi-family)	363,802	363,233		437,411	436,981
Construction, land development and other land	117,736	117,714		178,214	178,467
Total loans secured by real estate	1,454,583	1,450,478		1,780,113	1,786,312
Commercial and other business-purpose loans	192,851	192,880		280,352	281,065
Consumer	13,813	14,010		18,500	18,678
Other	2,962	2,727		5,211	5,122
Total portfolio loans	1,664,209	1,660,095		2,084,176	2,091,177
Less allowance for loan losses	(92,529)	(92,529)		(130,062)	(130,062)
Net portfolio loans	1,571,680	1,567,566		1,954,114	1,961,115

Financial liabilities:
Deposits:
Noninterest-bearing	348,817	348,817		368,674	368,675
Interest-bearing:
Demand accounts	533,432	533,432		592,141	592,141
Time certificates of less than $100,000	492,530	497,931		642,912	646,580
Time certificates of $100,000 or more	635,068	639,504		765,343	768,864
Total interest-bearing deposits	1,661,030	1,670,867		2,000,396	2,007,585
Total deposits	2,009,847	2,019,684		2,369,070	2,376,260
Notes payable and short-term borrowings	60,178	61,351		107,789	100,607
Subordinated debentures	149,156	151,296	(1)	167,586	170,841	(1)

(1)
Represents liquidation or principal amount outstanding.  The quoted market value of certain trust-preferred securities
(Capitol Trust I and XII) included within subordinated debentures was substantially less than that amount.

(2)	Excludes amounts related to discontinued operations.

Estimated fair values of financial assets and liabilities in the preceding table are based upon a comparison of current interest rates on financial instruments and the timing of related scheduled cash flows to the estimated present value of such cash flows using current estimated market rates of interest (unless quoted market values or other fair value information is more readily available, except certain subordinated debentures, as indicated in the preceding table, for which the fair value is based on the liquidation or principal amount outstanding).  For example, the estimated fair value of portfolio loans is based on discounted cash flow computations.  Similarly, the estimated fair value of time deposits, notes payable and other borrowings were determined through discounted cash flow computations.  Such estimates of fair value are not intended to represent portfolio liquidation value and, accordingly, only represent an estimate of fair value based on current financial reporting requirements.

Given current market conditions, a portion of the loan portfolio is not readily marketable and, accordingly, market prices may not exist.  Capitol has not attempted to market the loan portfolio to potential buyers, if any exist, to determine the fair value of those instruments.  Since negotiated prices, if any, in illiquid markets depend upon the then-present motivations of the buyer and seller, it is reasonable to assume that potential sales prices could vary widely from any estimate of fair value made without the benefit of negotiations.  Additionally, changes in market interest rates commensurate with risk may dramatically impact the value of financial instruments at any time.  Accordingly, fair value measurements for loans included in the preceding table are unlikely to represent the instruments' liquidation values.